T. ROWE PRICE EUROPEAN STOCK FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRIA 2.4%
Common Stocks 2.4%
BAWAG Group (1)	388,313	14,255
Erste Group Bank (1)	445,052	9,962
Total Austria (Cost $28,423)		24,217

BELGIUM 0.9%
Common Stocks 0.9%
Warehouses De Pauw, CVA	292,691	9,420
Total Belgium (Cost $7,727)		9,420

DENMARK 1.0%
Common Stocks 1.0%
ROCKWOOL International, B Shares	33,018	10,652
Total Denmark (Cost $9,895)		10,652

FINLAND 2.0%
Common Stocks 2.0%
Sampo, A Shares	328,404	11,870
Valmet	305,314	8,554
Total Finland (Cost $18,685)		20,424

FRANCE 12.8%
Common Stocks 12.8%
Air Liquide	139,566	22,956
EssilorLuxottica (1)	69,457	9,251
JCDecaux (1)	103,009	1,742
Sanofi	239,846	25,183
Schneider Electric	123,317	14,140
SEB	118,704	19,601
Teleperformance	41,195	12,056
Thales	159,632	11,540

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EUROPEAN STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Verallia	383,768	12,905
Total France (Cost $105,344)		129,374

GERMANY 15.6%

Common Stocks 15.6%
adidas (1)	58,210	16,053
Evotec (1)	216,954	5,740
GEA Group	319,917	11,548
Infineon Technologies	399,285	10,180
KION Group	162,727	12,437
Knorr-Bremse	96,757	11,321
MorphoSys (1)	27,979	3,592
Munich Re	64,748	17,163
Norma Group	305,627	8,501
SAP	89,700	14,159
Scout24	269,087	23,130
Zalando (1)	330,213	23,838
Total Germany (Cost $127,089)		157,662

ITALY 10.6%

Common Stocks 10.6%
Davide Campari-Milano	1,530,555	15,451
De' Longhi (1)	454,703	14,234
Ferrari	96,840	17,316
FinecoBank Banca Fineco (1)	769,167	11,213
Freni Brembo (1)	609,561	5,521
Hera	4,806,483	18,477
Italgas	1,614,932	10,371
Prysmian	555,164	14,196
Total Italy (Cost $87,345)		106,779

NETHERLANDS 6.8%

Common Stocks 6.8%
ASML Holding	70,367	25,018

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EUROPEAN STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Corbion	322,393	12,375
Koninklijke DSM	126,904	19,425
Koninklijke Vopak	220,640	12,062
Total Netherlands (Cost $51,145)		68,880

PORTUGAL 1.6%
Common Stocks 1.6%
Jeronimo Martins	937,395	15,717
Total Portugal (Cost $16,272)		15,717

SPAIN 7.3%
Common Stocks 7.3%
Acerinox (1)	1,341,680	11,568
Aedas Homes (1)	558,746	11,800
Amadeus IT Group, A Shares	188,377	9,407
Cellnex Telecom	375,563	23,636
Cellnex Telecom, Rights (1)	375,563	1,570
Cia de Distribucion Integral Logista Holdings	410,834	7,671
Grifols	284,213	8,281
Total Spain (Cost $63,633)		73,933

SWEDEN 5.8%
Common Stocks 5.8%
Assa Abloy, B Shares	466,487	10,298
Autoliv, SDR	129,084	8,450
Epiroc, A Shares	931,364	13,023
Husqvarna, B Shares	1,323,503	12,666
Swedbank, A Shares (1)	875,411	14,215
Total Sweden (Cost $52,925)		58,652

SWITZERLAND 14.4%
Common Stocks 14.4%
Alcon (1)	309,030	18,678

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EUROPEAN STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Barry Callebaut	5,846	12,173
Flughafen Zurich (1)	17,326	2,197
Julius Baer Group	304,774	13,379
Nestle	87,419	10,396
Novartis	344,371	28,365
Partners Group Holding	7,292	7,064
Roche Holding	100,670	34,868
Zurich Insurance Group	48,878	18,075
Total Switzerland (Cost $117,699)		145,195

UNITED KINGDOM 18.2%

Common Stocks 18.2%
Ashtead Group	313,913	9,996
AstraZeneca	266,756	29,471
Great Portland Estates	1,863,064	14,367
HomeServe	886,351	15,344
Howden Joinery Group	986,485	6,295
InterContinental Hotels Group	211,260	9,731
Johnson Matthey	427,332	12,478
London Stock Exchange Group	109,124	12,054
Mondi	649,853	11,511
Reckitt Benckiser Group	120,238	12,056
RELX	722,559	15,212
Segro	831,543	10,531
Smith & Nephew	781,233	15,420
Trainline (1)	1,015,691	5,463
UNITE Group (1)	336,843	4,134
Total United Kingdom (Cost $181,223)		184,063

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EUROPEAN STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 0.13% (2)(3)	13,165,819	13,166
Total Short-Term Investments (Cost $13,166)		13,166

Total Investments in Securities 100.7%
(Cost $880,571)		$1,018,134
Other Assets Less Liabilities (0.7)%		(7,388)
Net Assets 100.0%		$1,010,746

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Seven-day yield
CVA	Dutch Certificate (Certificaten Van Aandelen)
SDR	Swedish Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EUROPEAN STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$272	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/19	Cost	Cost	7/31/20
T. Rowe Price Government
Reserve Fund	$54,624	¤	¤	$13,166	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $272 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $13,166.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EUROPEAN STOCK FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price European Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EUROPEAN STOCK FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE EUROPEAN STOCK FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs

The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ 1,004,968	$ —	$ 1,004,968
Short-Term Investments	13,166	—	—	13,166
Total	$13,166	$ 1,004,968	$ —	$ 1,018,134